Subsequent events - Text Details (Detail) - EUR (€) € in Millions, shares in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2021	Jan. 29, 2019
Subsequent events - Text Details (Detail) [Line Items]
Purchase of treasury shares	€ (514.0)	€ (318.0)	€ (589.0)
Claim filed by LGE					€ 64.6
Major ordinary share transactions [member]
Subsequent events - Text Details (Detail) [Line Items]
Purchase of treasury shares				€ 1,500.0
Shares acquired				46